Supplementary Insurance Information	12 Months Ended
Dec. 31, 2018
SEC Schedule, 12-16, Insurance Companies, Supplementary Insurance Information [Abstract]
Supplementary Insurance Information

Schedule III Supplementary Insurance Information

As of December 31, 2018, 2017 and 2016 and for each of the years then ended (in millions)

Column A	Column B	Column C	Column D	Column E	Column F
	Deferred policy	Future policy benefits,		Other policy
	acquisition	losses, claims and	Unearned	claims and	Premium
Year: Segment	costs	loss expenses	premiums[1]	benefits payable[1]	revenue
2018
IPS	$6,417	$43,513			$658
Retirement Plans	252	19,648			—
Corporate and Other	161	2,913			37

Total	$6,830	$66,074			$695

2017
IPS	$5,922	$38,510			$596
Retirement Plans	235	18,773			—
Corporate and Other	(481)	2,602			37

Total	$5,676	$59,885			$633

2016
IPS	$5,390	$32,621			$605
Retirement Plans	229	17,443			—
Corporate and Other	(187)	2,847			37

Total	$5,432	$52,911			$642

Column A	Column G	Column H	Column I	Column J	Column K
	Net	Benefits, claims,	Amortization	Other
	investment	losses and	of deferred policy	operating	Premiums
Year: Segment	income[2]	settlement expenses	acquisition costs	expenses[2]	written
2018
IPS	$1,655	$1,914	$473	810
Retirement Plans	835	576	(4)	198
Corporate and Other	185	139	(46)	292

Total	$2,675	$2,629	$423	$1,300

2017
IPS	$1,521	$2,507	$332	741
Retirement Plans	835	557	6	194
Corporate and Other	58	63	54	258

Total	$2,414	$3,127	$392	$1,193

2016
IPS	$1,337	$2,111	$432	654
Retirement Plans	791	531	4	181
Corporate and Other	11	62	(3)	163

Total	$2,139	$2,704	$433	$998

1	Unearned premiums and other policy claims and benefits payable are included in Column C amounts.
2

Allocations of net investment income and certain operating expenses are based on numerous assumptions and estimates and reported segment operating results would change if different methods were applied.